Lease Commitments and Total Rental Expense	12 Months Ended
Sep. 30, 2011
Lease Commitments and Total Rental Expense
Lease Commitments and Total Rental Expense

Note 9—Lease Commitments and Total Rental Expense

The Company leases five locations under long-term operating leases. Future minimum lease payments by year and in the aggregate, under non-cancellable operating leases with initial or remaining terms of one year or more, consisted of the following at September 30, 2011 (in thousands):

Years ending September 30,
2012	$602
2013	634
2014	648
2015	620
2016	499
Thereafter	2,685

$5,688

The total rental expense and related charges for all leases for the years ended September 30, 2011 and 2010 was $701,000 and $681,000, respectively.